Organization and Business	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
ORGANIZATION AND BUSINESS

NOTE 1 – ORGANIZATION AND BUSINESS

Silo Pharma, Inc. (formerly Uppercut Brands, Inc.) (the "Company") was incorporated in the State of New York on July 13, 2010. On December 3, 2012, the Company changed its state of incorporation from New York to Delaware. On September 29, 2018, the Company entered into an Asset Purchase Agreement ("APA") with Blind Faith Concepts Holdings, Inc. a Nevada corporation (the "Seller") whereby the Company completed the acquisition of 100% of the assets of "NFID" from the Seller.

The Company is a developmental stage biopharmaceutical company focused on merging traditional therapeutics with psychedelic research. In addition to the Company's primary focus on psychedelic research, the Company has been engaged in the development of the streetwear apparel brand, NFID, which stands for "No Found Identification."

On October 4, 2013, the Company filed a Form N-54A and elected to become a business development company ("BDC") under the Investment Company Act of 1940, as amended (the "1940 Act"). In addition, the Company previously elected to be treated for federal income tax purpose as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"). Through September 29, 2018, the Company met the definition of an investment company in accordance with the guidance under Accounting Standards Codification ("ASC") Topic 946 "Financial Services – Investment Companies". On September 29, 2018, the Company filed Form N-54C, Notification of Withdrawal of election to be Subject to Section 55 through 65 of the 1940 Act, whereas the Company changed the nature of its business so as to cease to be a business development company (See Note 2 – Basis of Presentation). Additionally, since 2017, the Company has been subject to income taxes at corporate tax rates.

On May 21, 2019, the Company amended its articles of incorporation with the State of Delaware to change the Company's name to Uppercut Brands, Inc. On September 24, 2020, the Company amended its articles of incorporation with the State of Delaware to change the Company's name to Silo Pharma, Inc.

On April 8, 2020, the Company incorporated a new wholly owned subsidiary, Silo Pharma Inc., in the State of Florida. The Company has also secured the domain name www.silopharma.com. The Company has been exploring opportunities to expand the Company's business by seeking to acquire and/or develop intellectual property or technology rights from leading universities and researchers to treat rare diseases, including the use of psychedelic drugs, such as psilocybin, and the potential benefits they may have in certain cases involving depression, mental health issues and neurological disorders. In July 2020, through the Company's newly formed subsidiary, the Company entered into a commercial evaluation license and option agreement with University of Maryland, Baltimore ("UMB") (see Note 11). The option was extended and exercised. On February 12, 2021, the Company entered into a Master License Agreement with UMB (see Note 12). The Company plans to actively pursue the acquisition and/or development of intellectual property or technology rights to treat rare diseases, and to ultimately expand the Company's business to focus on this new line of business.